Shareholders' Equity - Movements of Exchange Differences on Translating the Foreign Operations Reserve (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
At beginning of period	¥ 12,276,150	¥ 10,934,878	¥ 11,773,446
Gains (losses) arising during the period, before tax	404,292	86,842	(78,742)
At end of period	12,781,692	12,276,150	10,934,878
Own credit on financial liabilities designated at fair value through profit or loss reserve [Member]
At beginning of period	(3,455)	0
Gains (losses) arising during the period, before tax	5,729	(4,981)
Income tax (expense) benefit for changes arising during the period	(1,754)	1,526
At end of period	¥ 520	¥ (3,455)	¥ 0